Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities - Narrative (Details) - USD ($)		1 Months Ended			2 Months Ended	12 Months Ended
	Aug. 05, 2019	Aug. 31, 2020	Jul. 31, 2020	Jul. 30, 2020	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 03, 2020	Nov. 27, 2018
Class of Warrant or Right [Line Items]
Warrant, expiration period						10 years
Warrant, fair value						$ 7,626,000	$ 49,293,000
Warrants, loss (gain) from fair value adjustment						(2,947,000)	48,440,000	$ 6,000
Payment of offering costs						265,000
Series B Redeemable Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Issuance of redeemable convertible preferred stock (in shares)		25,286,587		37,970,846	62,505,102
Preferred stock issued (in dollars per share)			$ 0.3323		$ 0.3323
Proceeds from issuance of redeemable convertible preferred stock			$ 12,500,000
Payment of offering costs			$ 100,000
Series A Redeemable Convertible Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares)	53,023									35,348
Warrants issued, exercise price (in dollars per share)	$ 11.3518									$ 11.3518
Warrant, fair value	$ 100,000									$ 100,000
Warrants, loss (gain) from fair value adjustment	$ 100,000
Series A Redeemable Convertible Preferred Stock Warrants | Other Income (Expense), Net
Class of Warrant or Right [Line Items]
Warrants, loss (gain) from fair value adjustment						600,000	$ 13,800,000
Series B Redeemable Convertible Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares)									4,513,993
Warrants issued, exercise price (in dollars per share)									$ 0.3323
Warrant, expiration period									10 years
Warrant, fair value									$ 700,000
Series B Redeemable Convertible Preferred Stock Warrants | Other Income (Expense), Net
Class of Warrant or Right [Line Items]
Warrants, loss (gain) from fair value adjustment						8,300,000
Redeemable Convertible Preferred Stock Tranche Right
Class of Warrant or Right [Line Items]
Warrants issued, exercise price (in dollars per share)					$ 0.3323
Gain on expiration of tranche right		$ 1,600,000
Private Placement Warrants | Sponsor
Class of Warrant or Right [Line Items]
Warrants issued, number of preferred stock callable (in shares)		6,000,000
Warrants issued, exercise price (in dollars per share)		$ 11.50
Warrant, expiration period		5 years
Warrant, fair value		$ 19,400,000
Sale of warrants, price (in dollars per share)		$ 1.00
Warrant, aggregated purchase price		$ 6,000,000
Warrant, exercisable, threshold period		12 months
Number of ordinary shares called by each warrant (in shares)		1
Private Placement Warrants | Other Income (Expense), Net | Sponsor
Class of Warrant or Right [Line Items]
Warrants, loss (gain) from fair value adjustment						$ 11,800,000